New accounting standards not yet in effect (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Summary of Accounting Standards

Standard	Effective as of
IFRS 18– Presentation and disclosure in financial statements	January 1, 2027